Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
S&P 500 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Putnam Sustainable Leaders Linked Benchmark (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	14.36%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.93%	12.35%	12.80%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.70%	10.37%	10.72%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.18%	9.54%	9.97%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		21.08%	12.84%	12.79%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		22.70%	13.41%	13.18%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent		23.33%	13.97%	13.75%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.41%	14.08%	13.82%

[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it been adjusted, returns would have been higher.